Basis of preparation and statement of compliance - Foreign Exchange Rates (Details) - $ / €	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exchange rate (USD per EUR)
Average exchange rate for the period	1.0824	1.0813	1.053
Exchange rate at period end	1.0389	1.105	1.0666